SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20548

               RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

                                       of

                      FORTRESS REGISTERED INVESTMENT TRUST
                           1251 Avenue of the Americas
                            New York, New York 10020
                                 (212) 798-1600

                                    under the

                         Investment Company Act of 1940

                    Investment Company Act File No. 811-09751

                                 _______________

1. Title of the class of securities of Fortress Registered Investment Trust (the "Trust") to be redeemed:

               10% Fixed Rate Notes due December 23, 2014, principal amount $500 per note (the "Notes")

2.       The date on which the securities are to be called or redeemed:

               January 30, 2004

3. The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

               The Notes are to be redeemed pursuant to Section 5.1 of the Notes, which states that the Notes are redeemable on any date at the option of the Trust, as a whole or from time to time in part, upon not less than 30 nor more than 60 days notice by mail prior to the date fixed for redemption, at 100% of the principal amount plus interest accrued to but excluding the date fixed for redemption.

4. The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

               The Trust intends to redeem all of the outstanding (103) Notes, representing an aggregate principal amount of $51,500.



                                    SIGNATURE

         Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Trust has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, on this 11th day of December, 2003.


                                   FORTRESS REGISTERED INVESTMENT TRUST


                                   By: /s/ Randal A. Nardone
                                       ----------------------------------------
                                   Name:  Randal A. Nardone
                                   Title: Chief Operating Officer and Secretary